Intangible assets, Breakdown of intangible assets (Details) - BRL (R$) R$ in Thousands		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		R$ 579,129	R$ 588,238	R$ 554,876	R$ 553,832
Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		718,939	717,579	675,788	668,105
Accumulated Amortization [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		R$ (139,810)	(129,341)	(120,912)	(114,273)
Software [Member]
Intangible assets and goodwill [abstract]
Useful life		P60M
Intangible assets and goodwill		R$ 25,676	28,232
Software [Member] | Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		50,217	48,857	28,064	22,893
Software [Member] | Accumulated Amortization [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		(24,541)	(20,625)	(15,077)	(13,099)
Other Intangible Assets [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		34,039	38,050
Other Intangible Assets [Member] | Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		44,688	44,688	20,621	20,621
Other Intangible Assets [Member] | Accumulated Amortization [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		R$ (10,649)	(6,638)	(6,638)	(6,638)
Customer Relationship [Member]
Intangible assets and goodwill [abstract]
Useful life	[1]	P36M
Intangible assets and goodwill		R$ 28,266	30,808
Customer Relationship [Member] | Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		132,886	132,886	131,512	130,690
Customer Relationship [Member] | Accumulated Amortization [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		R$ (104,620)	(102,078)	(99,197)	(94,536)
Licenses [Member]
Intangible assets and goodwill [abstract]
Useful life		P0M
Intangible assets and goodwill		R$ 24,705	24,705
Licenses [Member] | Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		24,705	24,705	24,705	24,705
Licenses [Member] | Accumulated Amortization [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		0
Goodwill on Acquisitions [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		466,443	466,443
Goodwill on Acquisitions [Member] | Costs [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		466,443	R$ 466,443	R$ 470,886	R$ 469,196
Goodwill on Acquisitions [Member] | Accumulated Amortization [Member]
Intangible assets and goodwill [abstract]
Intangible assets and goodwill		R$ 0

[1]	The Company engaged a valuation specialist to determine the fair value of identifiable intangible assets, consisting mainly of customer relationships, which are subject to amortization based on the contractual conditions set forth in each case.